Provisions and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Defined benefit pension plans	$ 1,815	$ 1,723
Other long-term employee benefits and deferred compensation	546	554
Other post-employment benefits	369	362
Environmental remediation provisions	518	535	$ 567
Product liability, government investigations, other legal matters provisions	82	154	$ 341
Contingent consideration	389	704
Other non-current liabilities	804	874
Total provisions and other non-current liabilities	$ 4,523	$ 4,906